Loans - Changes in Allowances for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of year	$ 24,961	$ 28,073
Provision increase (decrease)	4,425	2,670
Recoveries of previous charge-offs	1,657	1,413
Charge-offs, by origination year		(6,947)
Other	172	(248)
Allowances for expected credit losses at end of year	25,759	24,961
2023	(4)
2022	(52)
2021	(31)
2020	(33)
2019	(2)
Prior	(3,732)
Overdrafts and credit cards	(1,602)
Commercial loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of year	12,143	11,126
Provision increase (decrease)	570	2,378
Recoveries of previous charge-offs	70	1
Charge-offs, by origination year		(1,314)
Other	5	(48)
Allowances for expected credit losses at end of year	11,248	12,143
2023	0
2022	0
2021	0
2020	0
2019	0
Prior	(1,474)
Overdrafts and credit cards	(66)
Commercial real estate loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of year	884	1,168
Provision increase (decrease)	566	(285)
Recoveries of previous charge-offs	0	0
Charge-offs, by origination year		0
Other	(1)	1
Allowances for expected credit losses at end of year	1,441	884
2023	0
2022	0
2021	0
2020	0
2019	0
Prior	(8)
Overdrafts and credit cards	0
Consumer loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of year	2,696	3,020
Provision increase (decrease)	1,223	1,252
Recoveries of previous charge-offs	975	1,150
Charge-offs, by origination year		(2,721)
Other	(18)	(5)
Allowances for expected credit losses at end of year	3,096	2,696
2023	(4)
2022	(52)
2021	(31)
2020	(33)
2019	(2)
Prior	(122)
Overdrafts and credit cards	(1,536)
Residential mortgage loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of year	9,238	12,759
Provision increase (decrease)	2,066	(675)
Recoveries of previous charge-offs	612	262
Charge-offs, by origination year		(2,912)
Other	186	(196)
Allowances for expected credit losses at end of year	9,974	$ 9,238
2023
2022	0
2021	0
2020	0
2019	0
Prior	(2,128)
Overdrafts and credit cards	$ 0